Incentive Compensation Units - Summary of RSAs and RSUs (Details) - USD ($)				1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 23, 2017	Feb. 01, 2017	Jan. 31, 2017	Jan. 31, 2017	Mar. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assumptions
Expected volatility							25.00%
Risk-free rate							1.40%	0.34%	1.31%
Expected holding period (years)								3 months 18 days	3 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)			62,529
Share-based compensation arrangement, vested, number (in shares)						54,729	54,729
Share-based compensation expense							$ (246,000)
Restricted Stock and Restricted Stock Units Outstanding
Balance, January 1, 2017 (in shares)				0			0
Granted (in shares)							62,529
Vested (in shares)						(54,729)	(54,729)
Forfeited (in shares)							0
Balance, June 30, 2017 (in shares)						7,800	7,800	0
Restricted Stock and Restricted Stock Units Weighted Average Grant Date Fair Value
Balance, January 1, 2017 (in dollars per share)				$ 0.00			$ 0.00
Granted (in dollars per share)							15.50
Vested (in dollars per share)							(15.71)
Forfeited (in dollars per share)							(0.00)
Balance, June 30, 2017 (in dollars per share)						$ 14.01	$ 14.01	$ 0.00
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)				9,838				10,532	4,621	12,023
Share-based compensation arrangement, vested, number (in shares)			40,992	40,992				37,214	26,234
Share-based compensation arrangement, equity instrument other than options, vested in period								$ 21,460,000
Restricted Stock and Restricted Stock Units Outstanding
Vested (in shares)								(10,980)
Restricted Stock Units (RSUs)
Restricted Stock and Restricted Stock Units Outstanding
Balance, January 1, 2017 (in shares)				0			0
Granted (in shares)						3,290,126	4,467,409
Vested (in shares)						(1,446,351)	(1,446,351)
Forfeited (in shares)							(83,909)
Balance, June 30, 2017 (in shares)						2,937,149	2,937,149	0
Restricted Stock and Restricted Stock Units Weighted Average Grant Date Fair Value
Balance, January 1, 2017 (in dollars per share)				$ 0.00			$ 0.00
Granted (in dollars per share)							20.53
Vested (in dollars per share)							(20.00)
Forfeited (in dollars per share)							(20.00)
Balance, June 30, 2017 (in dollars per share)						$ 20.80	$ 20.80	$ 0.00
Restricted Stock Units (RSUs) - Performance-Based and Market-Based
Restricted Stock and Restricted Stock Units Outstanding
Balance, June 30, 2017 (in shares)						641,719	641,719
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, equity instrument other than options, vested in period						$ 29,845,000
Restricted Stock and Restricted Stock Units Outstanding
Balance, January 1, 2017 (in shares)				0			0
Granted (in shares)							4,529,938
Vested (in shares)							(1,501,080)
Forfeited (in shares)							(83,909)
Balance, June 30, 2017 (in shares)						2,944,949	2,944,949	0
Restricted Stock and Restricted Stock Units Weighted Average Grant Date Fair Value
Balance, January 1, 2017 (in dollars per share)				$ 0.00			$ 0.00
Granted (in dollars per share)							20.46
Vested (in dollars per share)							(19.85)
Forfeited (in dollars per share)							(20.00)
Balance, June 30, 2017 (in dollars per share)						$ 20.79	$ 20.79	$ 0.00
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, number of shares authorized (in shares)		16,000,000
Restricted Stock and Restricted Stock Units Outstanding
Balance, June 30, 2017 (in shares)						4,467,409	4,467,409
LTIP Agreement | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, service-based component of award	25.00%
Share-based compensation arrangement, market-based component	25.00%
Share-based compensation arrangement, performance-based component of award	50.00%
Restricted Stock and Restricted Stock Units Outstanding
Granted (in shares)	860,837
Retention Award Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)	307,327
Supplemental Bonus Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)		2,988,120
Share-based compensation arrangement, aggregate fair value granted during period						$ 59,776,000
IH6 Bonus Awards | Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)				9,650
IH6 Bonus Awards | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, vested, number (in shares)		241,250
Share-based compensation arrangement, aggregate fair value granted during period						4,825,000
Tranche one | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage		33.00%			33.00%
Tranche one | LTIP Agreement | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	33.00%
Tranche one | LTIP Agreement | Restricted Stock Units (RSUs) - Performance-Based and Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period	1 year
Tranche two | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage		33.00%			33.00%
Tranche two | LTIP Agreement | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	33.00%
Tranche two | LTIP Agreement | Restricted Stock Units (RSUs) - Performance-Based and Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period	2 years
Tranche three | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage		33.00%			33.00%
Tranche three | LTIP Agreement | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	33.00%
Tranche three | LTIP Agreement | Restricted Stock Units (RSUs) - Performance-Based and Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period	3 years
Tranche two, anniversary one | LTIP Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	50.00%
Tranche two, anniversary two | LTIP Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	50.00%
Tranche three, anniversary one | LTIP Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	25.00%
Tranche three, anniversary one | LTIP Agreement | Restricted Stock Units (RSUs) - Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	50.00%
Tranche three, anniversary one | LTIP Agreement | Restricted Stock Units (RSUs) - Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	50.00%
Tranche three, anniversary two | LTIP Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	25.00%
Tranche three, anniversary two | LTIP Agreement | Restricted Stock Units (RSUs) - Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	50.00%
Tranche three, anniversary two | LTIP Agreement | Restricted Stock Units (RSUs) - Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	50.00%
Tranche three, anniversary three | LTIP Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	25.00%
Tranche three, anniversary four | LTIP Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting rights, percentage	25.00%
Director | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares)							69,875
Share-based compensation arrangement, aggregate fair value granted during period						$ 1,398,000
Minimum
Fair Value Assumptions
Expected volatility								30.00%	27.00%
Expected holding period (years)							6 months 7 days
Minimum | Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period								3 years
Minimum | Retention Award Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement with individual, requisite service period	3 years
Maximum
Fair Value Assumptions
Expected volatility								42.00%	34.00%
Expected holding period (years)							2 years 6 months 7 days
Maximum | Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, award vesting period								5 years
Maximum | Retention Award Agreement | Restricted Stock Units (RSUs) - Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement with individual, requisite service period	5 years